PRIVATE CAPITAL MANAGEMENT VALUE FUND
Portfolio of Investments
July 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 79.6%
Communication Services — 11.8%
Perion Network Ltd. (Israel)*	368,266	$ 3,513,258
QuinStreet, Inc.*	329,439	5,106,304
		8,619,562
Consumer Discretionary — 8.0%
Lakeland Industries, Inc.	95,953	1,093,864
Motorcar Parts of America, Inc.*	87,495	1,172,433
Target Hospitality Corp.*	236,880	3,600,576
		5,866,873
Energy — 2.1%
Secure Waste Infrastructure Corp. (Canada)	87,680	1,505,290
Financials — 20.5%
ACNB Corp.	18,015	1,161,607
Bar Harbor Bankshares	10,545	418,742
BGC Group, Inc., Class A	318,070	3,664,166
First American Financial Corp.	21,205	1,590,163
HomeTrust Bancshares, Inc.	19,435	994,878
KKR & Co., Inc.	29,755	3,018,050
Pinnacle Financial Partners, Inc.	14,202	1,494,476
Pioneer Bancorp, Inc.*	57,490	989,978
SmartFinancial, Inc.	31,054	1,627,230
		14,959,290
Health Care — 14.1%
Harrow, Inc.*	126,154	4,890,990
Lantheus Holdings, Inc.*	27,390	2,729,140
Ligand Pharmaceuticals, Inc.*	9,220	2,651,119
		10,271,249
Industrials — 10.3%
AerSale Corp.*	211,495	1,311,269
Astronics Corp., Class B*	3,479	240,121
Barrett Business Services, Inc.	72,905	2,846,211
Matthews International Corp., Class A	96,188	2,669,217
Onterris, Inc.*	20,915	439,006
		7,505,824
Information Technology — 10.5%
Asure Software, Inc.*	323,112	2,594,589
Information Services Group, Inc.	369,774	1,538,260
	Number of Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
Powerfleet, Inc.*	707,080	$ 2,771,754
Verra Mobility Corp.*	148,170	783,819
		7,688,422
Real Estate — 2.3%
International Workplace Group PLC (Jersey)	618,460	1,677,264
TOTAL COMMON STOCKS (Cost $33,463,258)		58,093,774
	Par Value
U.S. TREASURY OBLIGATIONS — 0.1%
United States Treasury Notes	100,000	100,025
TOTAL U.S. TREASURY OBLIGATIONS (Cost $100,052)		100,025
	Number of Shares
SHORT-TERM INVESTMENT — 19.9%
Money Market Fund — 19.9%
BNY Dreyfus Treasury Securities Cash Management, Institutional Shares 3.56%(a)	14,530,990	14,530,990
TOTAL SHORT-TERM INVESTMENT (Cost $14,530,990)		14,530,990

TOTAL INVESTMENTS - 99.6% (Cost $48,094,300)		72,724,789
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		262,749
NET ASSETS - 100.0%		$72,987,538

(a)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2026.
*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Notes to the Quarterly Portfolio of Investments
July 31, 2026
(Unaudited)
Portfolio Valuation – The Private Capital Management Value Fund (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser a “valuation designee” under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — unadjusted quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
The following is a summary of the inputs used, as of July 31, 2026, in valuing the Fund's investments carried at fair value:
	Total Value at 07/31/26	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks*	$58,093,774	$58,093,774	$—	$—
U.S. Treasury Obligations*	100,025	100,025	—	—
Short-Term Investment*	14,530,990	14,530,990	—	—
Total Assets	$72,724,789	$72,724,789	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Notes to the Quarterly Portfolio of Investments (Concluded)
July 31, 2026
(Unaudited)
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the period ended July 31, 2026, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.
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